UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,150	$1,318,176
6.00%, 6/01/19	450	515,808
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,335,014

		3,168,998
Arizona — 7.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,422,816
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	460	480,465
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,242,187
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,835,355
5.00%, 12/01/37	2,065	2,576,914
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	500	582,625
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	900	1,107,909

		13,248,271
Arkansas — 3.5%
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	985,744
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,240	1,335,021
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,392,444
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,025	2,182,930

Municipal Bonds	Par (000)	Value
Arkansas (continued)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$536,963

		6,433,102
California — 20.4%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 3.25%, 11/15/36	820	838,122
Series B, 5.88%, 8/15/31	1,900	2,291,837
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,313,562
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	1,550	1,665,165
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (b)	440	494,617
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,000	1,058,120
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,354,760
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/19 (a)	500	576,660
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	1,650	1,576,658
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	8,000	3,488,080
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	1,500	987,075
0.00%, 8/01/33 (d)	4,000	1,557,480
0.00%, 8/01/39 (c)	2,000	1,879,400
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (c)	2,800	3,203,788
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,552,870
4.00%, 10/01/44	1,080	1,177,373

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes:
5.75%, 4/01/31	$2,000	$2,272,540
6.00%, 3/01/33	1,000	1,185,180
6.50%, 4/01/33	1,950	2,255,975
5.50%, 3/01/40	2,350	2,740,123

		37,469,385
Colorado — 1.5%
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 8/01/46	545	586,981
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,195,661
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/20 (a)	750	903,645

		2,686,287
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	609,972
Trinity Health Corp., 3.25%, 12/01/36	100	101,886

		711,858
Delaware — 2.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,313,496
Delaware Transportation Authority, RB:
5.00%, 6/01/45	2,000	2,363,620
5.00%, 6/01/55	950	1,094,847

		4,771,963
Florida — 4.7%
Capital Trust Agency, Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	600	610,164
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	900	956,565

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	$4,135	$5,158,702
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	920	1,071,910
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	135,440
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	910	636,800

		8,569,581
Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,000	4,735,080
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	443,784
Idaho — 2.7%
Boise State University, Refunding RB, Series A:
3.00%, 4/01/36	2,150	2,118,266
3.13%, 4/01/39	335	332,511
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	500	572,390
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (a)	1,750	1,983,730

		5,006,897
Illinois — 4.6%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	1,600	1,673,280
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	977,175

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$665	$729,385
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (a)	650	756,405
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,168,318
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,106,070
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,369,857
State of Illinois, GO, 5.00%, 2/01/39	665	706,696

		8,487,186
Iowa — 1.2%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
Drake University Project, 3.00%, 4/01/34	550	559,367
Upper Iowa University Project, 5.75%, 9/01/30	500	528,845
Upper Iowa University Project, 6.00%, 9/01/39	1,000	1,055,770

		2,143,982
Kansas — 2.5%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,607,640
Kentucky — 2.5%
Kentucky Bond Development Corp., Refunding RB, Saint Elizabeth Medical Center, Inc.:
4.00%, 5/01/35	550	596,370
4.00%, 5/01/36	460	497,145
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,091,379
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	500	420,460
0.00%, 7/01/39	830	682,974

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c) (continued):
0.00%, 7/01/43	$270	$221,179

		4,509,507
Louisiana — 1.9%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	988,226
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,262,068
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	455,696
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 11/01/45	760	785,924

		3,491,914
Maryland — 0.8%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project:
5.13%, 7/01/36	170	176,893
5.25%, 7/01/44	170	176,569
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,000	1,199,420

		1,552,882
Massachusetts — 0.2%
Massachusetts Development Finance Agency, Refunding RB, International Charter School, 5.00%, 4/15/40	400	440,276
Michigan — 2.1%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	258,204
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,256,303

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	$755	$850,447
6.25%, 10/15/38	495	554,306

		3,919,260
Minnesota — 3.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	710	806,624
6.50%, 11/15/38	3,890	4,363,957
City of St. Cloud Minnesota, Refunding RB, CentraCare Health System, Series A, 3.25%, 5/01/39	435	433,595
Minnesota Higher Education Facilities Authority, RB, College of St. Benedict, Series 8-K:
5.00%, 3/01/37	660	773,890
4.00%, 3/01/43	385	407,626
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	380	414,846

		7,200,538
Mississippi — 3.1%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	446,548
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	946,721
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,956,483
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (a)	2,100	2,395,428

		5,745,180
Missouri — 2.2%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	992,187

Municipal Bonds	Par (000)	Value
Missouri (continued)
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	$500	$576,605
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	351,002
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	576,025
Heartland Regional Medical Center, 4.13%, 2/15/43	400	422,668
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,165,800

		4,084,287
Nebraska — 2.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	667,896
County of Douglas Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	459,532
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	520	568,204
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	292,022
4.00%, 1/01/44	400	424,856
Public Power Generation Agency, Refunding RB:
3.13%, 1/01/35	1,155	1,147,077
3.25%, 1/01/36	1,295	1,294,236

		4,853,823
Nevada — 1.5%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,080	1,097,939
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,092,110

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	$575	$586,753

		2,776,802
New Jersey — 12.9%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	915	36,115
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	758,149
The Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	229,068
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	9,277,350
New Jersey Educational Facilities Authority, Refunding RB:
The College of New Jersey, 3.50%, 7/01/31	1,225	1,273,951
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	630	742,808
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	800	952,080
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	510	574,270
5.00%, 7/01/25	500	586,295
5.63%, 7/01/37	1,700	1,978,545
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	70	72,342
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,860	2,168,704
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	1,000	401,910
Transportation Program, Series AA, 5.00%, 6/15/44	3,030	3,264,552

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.00%, 6/15/45	$900	$964,872
Transportation Program, Series AA, 5.00%, 6/15/46	400	428,516

		23,709,527
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	527,945
New York — 6.9%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	1,580	1,889,143
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (g)	3,165	3,233,775
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	925	940,781
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	900	949,257
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,159,896
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	2,300	2,796,271
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	899,744
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	405	453,551

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
New York (continued)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	$400	$405,952

		12,728,370
North Carolina — 2.0%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,703,435
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (a)	800	906,384

		3,609,819
North Dakota — 0.4%
City of Fargo North Dakota, GO, Series D, 4.00%, 5/01/37	225	244,503
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (a)	480	567,341

		811,844
Ohio — 1.1%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	2,000	2,113,580
Oklahoma — 1.4%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	834,530
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	620	665,595
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	990	1,086,436

		2,586,561
Oregon — 2.0%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,000	435,750

Municipal Bonds	Par (000)	Value
Oregon (continued)
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/19 (a)	$750	$859,373
Oregon Health & Science University, Refunding RB, Series B, 4.00%, 7/01/46	575	630,999
State of Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/45	1,475	1,714,791

		3,640,913
Pennsylvania — 3.4%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,591,198
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,709,370
Series D (AGM), 5.00%, 1/01/40	2,600	2,927,938

		6,228,506
Rhode Island — 4.8%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,154,950
Rhode Island Infrastructure Bank, RB, Green Bonds, Series A, 3.00%, 10/01/32	80	82,988
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A:
4.00%, 10/01/36	290	318,414
5.00%, 10/01/40	1,905	2,250,434
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	990,306
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,105,190
Series B, 4.50%, 6/01/45	2,730	2,863,906

		8,766,188
Tennessee — 3.1%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,211,534
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	989,371

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Tennessee (continued)
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	$275	$312,163
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	884,224
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	675	792,342
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45	385	442,989

		5,632,623
Texas — 9.6%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	500	576,365
7.25%, 12/01/18	1,750	2,022,685
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	11,690	3,627,407
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,702,950
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	10,760	4,348,439
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/35 (d)	4,000	1,991,080
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	912,843

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	$2,000	$2,391,920

		17,573,689
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	400	418,412
Vermont — 2.3%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	1,765	1,935,146
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 6/01/18 (a)	1,190	1,288,389
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	905	962,323

		4,185,858
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	1,044,604
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	1,400	1,622,082
West Virginia — 1.3%
County of Berkeley Public Service Sewer District, Refunding RB, Series B (BAM):
5.00%, 6/01/36	385	449,649
3.25%, 6/01/41	385	383,456
3.38%, 6/01/46	580	584,849
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group (h):
3.00%, 6/01/36	385	363,883

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
West Virginia (continued)
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group (h) (continued):
3.25%, 6/01/39	$645	$625,650

		2,407,487
Wisconsin — 0.9%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	280	282,789
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	600	641,676
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	665	778,023

		1,702,488
Total Municipal Bonds — 130.7%		240,368,979

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (a)	3,750	4,049,962
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	3,091,586
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	1,400	1,510,597
New York — 14.0%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,482,845
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A:
5.75%, 6/15/40	104	114,009
5.75%, 6/15/40	346	380,860

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series A, 4.75%, 6/15/30	$2,435	$2,535,288
Series A, 4.75%, 6/15/30	566	588,912
Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	7,060,426
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	458,245
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	2,500	2,938,355
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,984,771
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (a)	2,199	2,389,354
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,831,690

		25,764,755
Ohio — 1.9%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (a)	1,260	1,359,616
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,142,040

		3,501,656
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,851,823
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.6%		39,770,379
Total Long-Term Investments (Cost — $249,652,503) — 152.3%		280,139,358

8	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Short-Term Securities — 1.7%	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.21% (k)(l)	3,115,037	$3,115,037
Total Short-Term Securities (Cost — $3,115,037) — 1.7%		3,115,037
Total Investments (Cost — $252,767,540*) — 154.0%		283,254,395
Other Assets Less Liabilities — 1.0%		1,841,893
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6)%		(21,255,152)
VMTP Shares, at Liquidation Value — (43.4)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$183,941,136

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$231,390,328

Gross unrealized appreciation	$31,731,914
Gross unrealized depreciation	(1,103,700)

Net unrealized appreciation	$30,628,214

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Variable rate security. Rate as of period end.

(h)	When-issued security.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between February 15, 2019 to June 15, 2019, is $2,411,645.

(k)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Net Income
BlackRock Liquidity Funds, MuniCash	—	3,115,037	3,115,037	$3,115,037	$1,260
FFI Institutional Tax-Exempt Fund	6,015,344	(6,015,344)	—	—	331
Total			—	$3,115,037	$1,591

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(19)	5-Year U.S. Treasury Note	September 2016	$2,282,227	$(1,102)
(31)	10-Year U.S. Treasury Note	September 2016	$4,020,312	(1,259)
(22)	Long U.S. Treasury Bond	September 2016	$3,592,875	(6,910)
(5)	Ultra U.S. Treasury Bond	September 2016	$875,625	(2,414)
Total				$(11,685)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority

10	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$280,139,358	—	$280,139,358
Short-Term Securities	$3,115,037	—	—	3,115,037

Total	$3,115,037	$280,139,358	—	$283,254,395

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(11,685)	—	—	$(11,685)
[1] See above Schedule of Investments for values in each state of political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$157,050	—	—	$157,050
Liabilities:
Bank overdraft	—	$(1,155)	—	(1,155)
TOB Trust Certificates	—	(21,235,853)	—	(21,235,853)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$157,050	$(101,137,008)	—	$(100,979,958)

During the period ended May 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 22, 2016